Significant accounting policies - Additional Information (Details)	12 Months Ended
Jun. 30, 2020
Favorable lease [Member]
Significant Accounting Policies [Line Items]
Amortization period	P20Y
Others
Significant Accounting Policies [Line Items]
Amortization period	P3Y
Minimum [member]
Significant Accounting Policies [Line Items]
Percent of contributions expected to be paid to plan for annual reporting period	25.30%
Minimum [member] | Student relationships
Significant Accounting Policies [Line Items]
Amortization period	P1Y
Maximum [member]
Significant Accounting Policies [Line Items]
Percent of contributions expected to be paid to plan for annual reporting period	38.64%
Maximum [member] | Student relationships
Significant Accounting Policies [Line Items]
Amortization period	P15Y